Development , Exclusivity and Option Products Agreements (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022
Development , Exclusivity and Option Products Agreements (Details) [Line Items]
Received amount	$ 50,000,000
Cash payment	$ 14,000,000
Proceeds of payments		$ 53,000,000
Non-refundable payment		4,000,000
Additional payable		$ 43,000,000
Development agreement, term		10 years
CollPlant [Member]
Development , Exclusivity and Option Products Agreements (Details) [Line Items]
Received amount		$ 53,000,000
Definitive Agreement [Member]
Development , Exclusivity and Option Products Agreements (Details) [Line Items]
Proceeds of payments		36,000,000
Non-refundable payment		$ 600,000